Fair Value Measurements - Schedule of Assets Measured at Fair Value on a Recurring Basis (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Assets:
Investments held in Trust Account	$ 9,145,167	$ 9,021,005	$ 50,477,963
Fair Value, Recurring [Member]
Assets:
Investments held in Trust Account	9,145,167	9,021,005	50,477,963
Fair Value, Recurring [Member] | Quoted Prices in Active Markets (Level 1) [Member]
Assets:
Investments held in Trust Account			50,477,963
Fair Value, Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets:
Investments held in Trust Account	9,145,167	9,021,005
Fair Value, Recurring [Member] | Significant Other Unobservable Inputs (Level 3) [Member]
Assets:
Investments held in Trust Account